Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses [Line Items]
Accrued expenses	$ 121,338	$ 123,037
Accrued Personnel Expenses
Accrued Expenses [Line Items]
Accrued expenses	30,646	32,169
Accrued Production Expenses
Accrued Expenses [Line Items]
Accrued expenses	26,140	28,286
Accrued Variable Consideration
Accrued Expenses [Line Items]
Accrued expenses	19,649	15,575
Accrued Marketing and Sales Expenses
Accrued Expenses [Line Items]
Accrued expenses	10,050	6,279
Accrued Logistic Expenses
Accrued Expenses [Line Items]
Accrued expenses	9,318	19,699
Other Accrued Expenses
Accrued Expenses [Line Items]
Accrued expenses	$ 25,535	$ 21,029